Selling and marketing expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Selling and marketing expenses
Schedule of selling and marketing expenses

	Six months ended June 30,		Three months ended June 30,
	2021	2020	2021	2020
Advertising costs	(154,634)	(72,976)	(90,190)	(30,785)
Employee benefits expenses	(838)	(377)	(555)	(188)
	(155,472)	(73,353)	(90,745)	(30,973)

	2020	2019
Advertising costs	(164,929)	(81,814)
Employee benefits expenses	(827)	(366)
	(165,756)	(82,180)